INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets, Gross	$ 26,766	$ 24,607
Finite-Lived Intangible Assets, Accumulated amortization	24,396	24,038
Finite-Lived Intangible Assets, Net	$ 2,370	569
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	4 years
Acquired technology and license
Finite-Lived Intangible Assets, Gross	$ 21,815	19,857
Finite-Lived Intangible Assets, Accumulated amortization	$ 19,639	19,299
Acquired technology and license | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Acquired technology and license | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	4 years
Customer relationship
Finite-Lived Intangible Assets, Gross	$ 4,951	4,750
Finite-Lived Intangible Assets, Accumulated amortization	$ 4,757	$ 4,739
Customer relationship | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	9 years
Customer relationship | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	4 years 6 months